Financial Instruments (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 405,985,829	$ 358,410,899
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	381,128,925	333,912,361
Common and collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,758,436	9,005,262
Common stock of The Andersons, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,641,629	6,261,039
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,456,839	9,232,237
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	398,227,393	349,405,637
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	381,128,925	333,912,361
Level 1 | Common and collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Common stock of The Andersons, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,641,629	6,261,039
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	9,456,839	9,232,237
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,758,436	9,005,262
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common and collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,758,436	9,005,262
Level 2 | Common stock of The Andersons, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0